Fair Value Measurement (Fair Value of Financial Instrument) (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2015	Dec. 31, 2014
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term Debt	$ 2,493.7	$ 2,022.5
Carrying Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Obligations under capital lease	19.3	20.3
Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term Debt, Fair Value	2,571.2	2,026.1
Obligations under capital lease	$ 18.7	$ 19.8